Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans
Bank Loan

	December 31,
	2011	2012
Short -term revolving loan — note (a)	$100,000,000	$—
Long -term revolving loan — note (b)	71,000,000	—
Long -term loan — note (c)	—	200,000,000

Total	$171,000,000	$200,000,000

(a)         The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC (“Bank A”), and is secured by a stand-by letter of credit issued by PRC based financial institution (“Bank B”). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 and 2012 was approximately 2.4% and 2.3%, respectively. The short-term loan was replaced by a 6-year term loan in November 2012, see note c) below.

(b)         The long —term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the years ended December 31, 2011 and 2012 was about 2.4%.and 2.3%, respectively. The Group made further drawdown of $29,000,000 in April 2012 and the total outstanding principal of $100,000,000 was replaced by a 6-year term loan in November 2012 and the balance of the unamortized costs incurred previously in connection with the stand-by letter of credit was fully expensed to interest expense upon replacement.

(c)          On November 21, 2012, the Company entered into a 6-year term loan agreement with Bank A in the amount of $200,000,000 to replace the existing short-term and long-term revolving loans.  The term loan is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 1,512,000,000 (equivalent to $240,553,655) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 8,783,500 (equivalent to approximately $1,395,846) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of one-month LIBOR plus 3.9% per annum. The weighted average interest rate of this loan for the year ended December 31, 2012 was about 4.1%.  The long-term loan is repayable in November 2018.